Foreign Operations (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Foreign Operations [Abstract]
Total assets	$ 23,463		$ 24,132
Total liabilities	64,015		62,753
Property and equipment net	8,170		$ 14,500
Total expenses incurred	$ 100,093	$ 60,908